SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 02, 2017 CNY (¥)	Jan. 02, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Noon buying rate			6.5063	6.5063
Interest and other costs relating to construction capitalized			¥ 38,533	$ 5,922	¥ 1,956	¥ 1,376
Impairment on long-lived assets			28,600	4,396	61,124	23,125
Lease and management services revenue			245,434	37,723	378,723	525,208
Management services revenue			29,549	4,542	27,707	21,596
Revenue from technical services			9,779	1,503	17,543	21,449
Financing lease income			7,554	1,161	14,100	23,259
Medical equipment sales			7,005	1,077	5,456	6,234
Taxes and related surcharges			2,439	375	5,854	22,237
Advertising expenses			¥ 2,910	$ 447	¥ 7,378	¥ 15,205
Accounting Standards Update 2016-09 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax	¥ 3,123	$ 480
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term			5 years	5 years
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term			20 years	20 years
Prepaid Land Lease Rights [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Amortization period			50 years	50 years